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 [LOGO OF REEDSMITH]                                           Reed Smith LLP
                                                Riverfront Plaza - West Tower
                                             901 East Byrd Street, Suite 1700
                                                      Richmond, VA 23219-4068
                                                          Tel +1 804 344 3400
                                                          Fax +1 804 344 3410

                                                          1301 K Street, N.W.
                                                      Suite 1100 - East Tower
 W. THOMAS CONNER                                 Washington, D.C. 20005-3373
 Direct Phone: +1 202 414 9208                                +1 202 414 9200
 Email: tconner@reedsmith.com                             Fax +1 202 414 9299

                                                                reedsmith.com

January 20, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: INITIAL REGISTRATION STATEMENT ON FORM N-4
    FIRST METLIFE INVESTORS INSURANCE COMPANY
    FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FILE NO. 811-08306) (CLASS VA-4 (OFFERED ON AND AFTER __________, 2016)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Separate Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 414-9208.

Very truly yours,


/s/ W. Thomas Conner
--------------------------
W. Thomas Conner

WTC/PCH

Attachment

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